Loss Before Tax - Summery of loss before tax is arrived at after charging/(crediting) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Loss Before Tax [Line Items]
Provision for/ (reversal of) for the impairment of trade receivables	$ 13	$ 1	$ (60)
Employee benefit expense (excluding directors’ remuneration):
Equity-settled share-based compensation expense	4,760	1,272	704
Profit Loss Before Tax Arrived After Charging And Crediting
Profit Loss Before Tax [Line Items]
Loss on disposal of property, plant and equipment	55
Provision for/ (reversal of) for the impairment of trade receivables	13	1	(60)
IPO expenses	1,439
Employee benefit expense (excluding directors’ remuneration):
Wages and salaries	70,682	37,038	12,039
Pension scheme contributions (defined contribution schemes)	640	1,166	416
Equity-settled share-based compensation expense	$ 4,357	$ 1,272	$ 704